Financial Instruments by Category - Summary of Financial Assets and Liabilities (Parenthetical) (Details) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	May 08, 2024 USD ($)	Dec. 31, 2023 MXN ($)	[1]
Disclosure of detailed information about financial instruments [abstract]
Certificate of deposit accounts	$ 2,621,393	$ 150,000,000
Interest generated by short term bank deposits	48,341
Principal amount			$ 7,000,000	$ 1,665,422
Derivative financial instruments	$ 7,287

[1]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).